DREYFUS FOUNDERS FUNDS, INC.
                         SUPPLEMENT DATED MARCH 22, 2000
                     TO STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 31, 1999

      The section of the Funds' Statement of Additional Information entitled "Directors and Officers - Officers" is hereby amended on pages 33-35 by replacing that section with the following:

      OFFICERS

            The officers of the Company and their principal occupations for the last five years appear below.

                                                           PRINCIPAL
           NAME, ADDRESS          POSITION(S)        OCCUPATION(S) DURING
         AND DATE OF BIRTH       HELD WITH FUND         PAST FIVE YEARS
      ------------------------  -----------------   ------------------------
      Richard W. Sabo           President           Founders' President
      2930 East Third Avenue                        and Chief Executive
      Denver, Colorado  80206                       Officer (December 1998
      Born: December 19, 1957                       to present). Formerly
                                                    (1991 to November
                                                    1998) Senior Vice
                                                    President and Regional
                                                    Director for
                                                    Prudential Securities,
                                                    Inc.
      ------------------------  -----------------   ------------------------
      David L. Ray              Vice President      Founders' Senior Vice
      2930 East Third Avenue                        President -
      Denver, Colorado  80206                       Administration and
      Born: July 10, 1957                           Treasurer.  Employed
                                                    by Founders and its
                                                    predecessor companies
                                                    since 1990.
      ------------------------  -----------------   ------------------------
      Kenneth R.                Secretary           Founders' Senior Vice
      Christoffersen                                President - Legal,
      2930 East Third Avenue                        General Counsel and
      Denver, Colorado  80206                       Secretary.  Prior to
      Born: September 30,                           joining Founders in
      1955                                          May 1996, Vice
                                                    President, Assistant
                                                    Vice President and
                                                    Assistant General
                                                    Counsel of INVESCO
                                                    Funds Group, Inc. and
                                                    INVESCO Trust Company
                                                    from 1993 to 1996.
      ------------------------  -----------------   ------------------------
      Francis P. Gaffney        Treasurer           Founders' Senior Vice
      2930 East Third Avenue                        President -
      Denver, Colorado  80206                       Operations.  Employed
      Born: May 14, 1957                            by Founders and its
                                                    predecessor companies
                                                    since 1994.
      ------------------------  -----------------   ------------------------
      Andra C. Ozols            Assistant           Founders' Vice
      2930 East Third Avenue    Secretary           President - Legal and
      Denver, Colorado  80206                       Assistant General
      Born: May 19, 1961                            Counsel.  Employed by
                                                    Founders since October 1998.
                                                    Formerly Vice President and
                                                    General Counsel of Meridian

                                                           PRINCIPAL
           NAME, ADDRESS          POSITION(S)        OCCUPATION(S) DURING
         AND DATE OF BIRTH       HELD WITH FUND         PAST FIVE YEARS
      ------------------------  -----------------   ------------------------
                                                    Investment Management, Inc.,
                                                    a registered investment
                                                    adviser from January 1998 to
                                                    October 1998.  Employed by
                                                    Securities and Exchange
                                                    Commission 1990 to 1995 and
                                                    1996 to 1997.
      ------------------------  -----------------   ------------------------
      Brian C. Szilagyi         Assistant           Founders' Manager of
      2930 East Third Avenue    Treasurer           Fund Accounting since
      Denver, Colorado  80206                       February 1999.
      Born:  March 30, 1970                         Formerly employed by
                                                    PricewaterhouseCoopers from
                                                    August 1992 to January 1999,
                                                    most recently as a Senior
                                                    Auditor.
      ------------------------  -----------------   ------------------------

            As of December 28, 1999, the Company's directors and officers as a group owned less than 1% of the outstanding shares of each Fund, with the exception of the Money Market Fund, in which the ownership interests of the group totaled 6.30%.

     The section of the Funds' Statement of Additional Information entitled "Investment Adviser, Distributor and Other Service Providers - Investment Adviser" is hereby amended on page 39 to replace the second full paragraph on that page with the following:

          Founders and its predecessor companies have been providing investment management services since 1938. In addition to serving as adviser to the Funds, Founders serves as investment adviser or sub-adviser to various other mutual funds and private accounts. The officers of Founders include Christopher M. Condron, Chairman; Richard W. Sabo, President and Chief Executive Officer; Robert T. Ammann, Vice President; Curtis J. Anderson, Vice President; Thomas M. Arrington, Vice President; Marissa A. Banuelos, Vice President; Angelo Barr, Senior Vice President and National Sales Manager; Scott A. Chapman, Vice President; Kenneth R. Christoffersen, Senior Vice President, General Counsel and Secretary; Gregory P. Contillo, Executive Vice President and Chief Marketing Officer; Francis P. Gaffney, Senior Vice President; Laurine Garrity, Senior Vice President; Douglas A. Loeffler, Vice President; Andra C. Ozols, Vice President; David L. Ray, Senior Vice President and Treasurer; Kevin S. Sonnett, Vice President; and Tracy P. Stouffer, Vice President.

      The section of the Funds' Statement of Additional Information entitled "Investment Adviser, Distributor and Other Service Providers - Distributor" is hereby amended on pages 39-40 by replacing that section with the following:

      DISTRIBUTOR

            Dreyfus Service Corporation ("DSC"), located at 200 Park Avenue, New York, New York 10166, serves as the Funds' distributor on a best efforts basis. DSC is a wholly-owned subsidiary of The Dreyfus Corporation (an affiliate of Founders). Since the Funds did not begin offering classes of shares with sales charges until December 31, 1999, the distributor did not receive any sales charges from Fund investors prior to that date. The provisions for the continuation, termination and assignment of the Funds' agreement with DSC are identical to those described above with regard to the investment advisory agreement.

            DSC may pay dealers a fee based on the amount invested through such dealers in Class A, Class B, Class C, Class R or Class T shares by employees participating in qualified or non-qualified employee benefit plans or other programs where (i) the employers or affiliated employers maintaining such plans or programs have a minimum of 250 employees eligible for participation in such plans or programs or (ii) such plan's or program's aggregate investment in the Funds, the Dreyfus Family of Funds, the Dreyfus Premier Family of Funds, or certain other products made available by DSC to such plans or programs exceeds $1,000,000 ("Eligible Benefit Plans"). Generally, the fee paid to dealers will not exceed 0.50% of the amount invested through such dealers. DSC, however, may pay dealers a higher fee and reserves the right to cease paying these fees at any time. DSC will pay such fees from its own funds, other than amounts received from a Fund, including past profits or any other source available to it.

      DSC, at its expense, may provide promotional incentives to dealers that sell shares of the Funds which are sold with a sales load. In some instances, those incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares.

      In addition, all other references to Premier Mutual Fund Services, Inc. as the distributor of the Funds are hereby amended to refer to DSC.

      The section of the Funds' Statement of Additional Information entitled "Purchase of Shares - Class A Shares" is hereby amended on page 45 by deleting the second full paragraph on that page.

      The section of the Funds' Statement of Additional Information entitled "Purchase of Shares - Class T Shares" is hereby amended on page 46 by adding the following paragraph as the third paragraph of that section:

            Class T shares also may be purchased at net asset value, subject to appropriate documentation, through a broker-dealer or other financial institution with the proceeds from the redemption of shares of a registered open-end management investment company not managed by Founders or its affiliates. The purchase of Class T shares must be made within 60 days of such redemption and the shares redeemed must have been subject to an initial sales charge or a contingent deferred sales charge.

This supplement supersedes the supplement dated March 1, 2000.